John Hancock Disciplined Value Fund
Supplement dated 12-23-09 to the current Class A, B and C Shares Prospectus
Effective January 1, 2010, under the section of the Prospectus entitled “Fund summary – Investor costs,” the Annual operating expenses and Expenses tables are amended and restated as follows:

Investor costs

Shareholder transaction expenses[2] (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[3]	5.00	1.00

Annual operating expenses (%)	Class A		Class B	Class C

Management fee	0.75		0.75	0.75

Distribution and service (12b-1) fees	0.25	[4]	1.00	1.00

Other expenses[5]	0.64		0.75	0.75

Total fund operating expenses[6]	1.64		2.50	2.50

Contractual expense reimbursement[7]	-0.34		-0.45	-0.45

Net fund operating expenses	1.30		2.05	2.05

Expense example

Please see below a hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, and the reinvestment of all dividends. The example assumes fund expenses will not change over the periods (after the first year). The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

Shares		Sold		Kept		Sold	Kept

1 Year	626	708		208		308	208

3 Years	960	1,036		736		736	736

5 Years	1,317	1,490		1,290		1,290	1,290

10 Years	2,319	2,590	[8]	2,590	[8]	2,802	2,802

Annual operating expenses

These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

2	A $4.00 fee will be charged for wire redemptions.

3	Except for investments of $1 million or more; see “How sales charges are calculated.”

4	The fund’s Board of Trustees has approved the fund to pay 12b-1 fees of up to 0.30%. 12b-1 fees shown are actual fees paid for the previous fiscal year.

5	Operating expenses for Class A have been restated from prior fiscal year amounts, which included expenses of the predecessor fund, to reflect current fees and expenses. Expenses for Class B and Class C have been estimated for the shares’ first year of operations.

6	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

7	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30%, 2.05% and 2.05% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These expense limitations shall remain in effect until June 30, 2011, and thereafter until terminated by the adviser.

8	Reflects conversion of Class B shares to Class A shares, which has a lower expense ratio, after eight years.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Disciplined Value Fund
Supplement dated 12-23-09 to the current Class ADV Shares Prospectus
Effective January 1, 2010, under the section of the Prospectus entitled “Fund summary – Investor costs,” the Annual operating expenses and Expenses tables are amended and restated as follows:

Investor costs

Annual operating expenses (%)	Class ADV

Management fee	0.75

Distribution and service (12b-1) fees	0.25

Other expenses[2]	0.60

Total fund operating expenses[3]	1.60

Contractual expense reimbursement[4]	-0.60

Net fund operating expenses	1.00

Expense example

Please see below a hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, and the reinvestment of all dividends. The example assumes fund expenses will not change over the periods (after the first year). The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class ADV

1 Year	102

3 Years	446

5 Years	814

10 Years	1,849

Annual operating expenses

These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

2	Estimated for the fund’s first year of operations. Actual expenses may be different.

3	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

4	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.00% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. This expense limitation shall remain in effect until June 30, 2011, and thereafter until terminated by the adviser.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Disciplined Value Fund
Supplement dated 12-23-09 to the current Class I Shares Prospectus
Effective January 1, 2010, under the section of the Prospectus entitled “Fund summary – Investor costs,” the Annual operating expenses and Expenses tables are amended and restated as follows:

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.75

Other expenses[2]	0.34

Total fund operating expenses[3]	1.09

Contractual expense reimbursement[4]	-0.19

Net fund operating expenses	0.90%

Expense example

Please see below a hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, and the reinvestment of all dividends. The example assumes fund expenses will not change over the periods (after the first year). The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	92

3 Years	328

5 Years	582

10 Years	1,312

Annual operating expenses

These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

2	Operating expenses for Class I have been restated from prior fiscal year amounts, which included expenses of the predecessor fund, to reflect current fees and expenses.

3	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

4	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.90% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. This expense limitation shall remain in effect until June 30, 2011, and thereafter until terminated by the adviser.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Disciplined Value Fund
Supplement dated 12-23-09 to the current Class I2 Shares Prospectus
Effective January 1, 2010, under the section of the Prospectus entitled “Fund summary – Investor costs,” the Annual operating expenses and Expenses tables are amended and restated as follows:

Investor costs

Annual operating expenses (%)	Class I2

Management fee	0.75

Other expenses[2]	0.45

Total fund operating expenses[3]	1.20

Contractual expense reimbursement[4]	-0.35

Net fund operating expenses[5]	0.85

Expense example

Please see below a hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, and the reinvestment of all dividends. The example assumes fund expenses will not change over the periods (after the first year). The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I2

1 Year	87

3 Years	346

5 Years	626

10 Years	1,424

Annual operating expenses

These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

2	“Other expenses” are estimated for the class’s first year of operations. Actual expenses may be different.

3	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

4	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.85% for Class I2 shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. This expense limitation shall remain in effect until June 30, 2011, and thereafter until terminated by the adviser.

5	The adviser voluntarily agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.75% for Class I2 shares, excluding taxes, brokerage commissions, interest, short dividend and extraordinary expenses. The adviser may terminate this voluntary expense limitation at any time.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.